Distribution Date:	01/18/24	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
Determination Date:	01/11/24
Next Distribution Date:	02/16/24
Record Date:	12/29/23	Commercial Mortgage Pass-Through Certificates
Series 2014-C14

Servicer Changes to Payment and Reporting
Servicer submitted corrections to the November 2023 reporting for an overpayment of interest for a paid-off loan and adjusted the Special Servicer fee amount withheld unrelated loan.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Commercial Mortgage Securities, Inc.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 South Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14	Trust Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	15		David Rodgers	(212) 230-9025
Principal Prepayment Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
Specially Serviced Loan Detail - Part 2	21
Modified Loan Detail	22
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

on an

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61690GAA9	1.250000%	59,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61690GAB7	2.916000%	295,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61690GAC5	3.581000%	90,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61690GAD3	3.669000%	173,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61690GAE1	3.787000%	160,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	61690GAF8	4.064000%	256,038,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	61690GAH4	4.384000%	114,593,000.00	11,132,130.28	11,132,130.28	40,669.38	0.00	0.00	11,172,799.66	0.00	0.00%	22.25%
B	61690GAJ0	4.989252%	81,324,000.00	81,324,000.00	81,324,000.00	338,121.63	0.00	0.00	81,662,121.63	0.00	0.00%	16.75%
C	61690GAL5	5.179252%	68,387,000.00	68,387,000.00	27,086,665.63	295,161.28	0.00	0.00	27,381,826.91	41,300,334.37	78.42%	12.13%
D	61690GAT8	5.179252%	66,538,000.00	66,538,000.00	0.00	287,180.91	0.00	0.00	287,180.91	66,538,000.00	43.65%	7.63%
E	61690GAW1	5.179252%	20,331,000.00	20,331,000.00	0.00	87,749.48	0.00	0.00	87,749.48	20,331,000.00	33.03%	6.25%
F	61690GAZ4	3.710000%	16,635,000.00	16,635,000.00	0.00	51,429.88	0.00	0.00	51,429.88	16,635,000.00	24.34%	5.13%
G	61690GBC4	3.710000%	12,938,000.00	12,938,000.00	0.00	39,999.98	0.00	0.00	39,999.98	12,938,000.00	17.58%	4.25%
H	61690GBF7	3.710000%	62,841,800.00	33,640,285.77	0.00	95,365.37	0.00	0.00	95,365.37	33,640,285.77	0.00%	0.00%
V	61690GBJ9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61690GBM2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,478,625,802.00	310,925,416.05	119,542,795.91	1,235,677.91	0.00	0.00	120,778,473.82	191,382,620.14

X-A	61690GAG6	0.795252%	1,149,631,000.00	11,132,130.28	0.00	7,377.38	0.00	0.00	7,377.38	0.00
X-B	61690GAM3	0.190000%	81,324,000.00	81,324,000.00	0.00	12,876.30	0.00	0.00	12,876.30	0.00
X-C	61690GAQ4	1.469252%	92,414,800.00	63,213,285.77	0.00	77,396.89	0.00	0.00	77,396.89	63,213,285.77
Notional SubTotal			1,323,369,800.00	155,669,416.05	0.00	97,650.57	0.00	0.00	97,650.57	63,213,285.77

Deal Distribution Total					119,542,795.91	1,333,328.48	0.00	0.00	120,876,124.39

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61690GAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61690GAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61690GAC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61690GAD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61690GAE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	61690GAF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	61690GAH4	97.14494149	97.14494149	0.35490283	0.00000000	0.00000000	0.00000000	0.00000000	97.49984432	0.00000000
B	61690GAJ0	1,000.00000000	1,000.00000000	4.15771027	0.00000000	0.00000000	0.00000000	0.00000000	1,004.15771027	0.00000000
C	61690GAL5	1,000.00000000	396.07916168	4.31604369	0.00000000	0.00000000	0.00000000	0.00000000	400.39520538	603.92083832
D	61690GAT8	1,000.00000000	0.00000000	4.31604361	0.00000000	0.00000000	0.00000000	0.00000000	4.31604361	1,000.00000000
E	61690GAW1	1,000.00000000	0.00000000	4.31604348	0.00000000	0.00000000	0.00000000	0.00000000	4.31604348	1,000.00000000
F	61690GAZ4	1,000.00000000	0.00000000	3.09166697	0.00000000	0.00000000	0.00000000	0.00000000	3.09166697	1,000.00000000
G	61690GBC4	1,000.00000000	0.00000000	3.09166641	0.00000000	0.00000000	0.00000000	0.00000000	3.09166641	1,000.00000000
H	61690GBF7	535.31703054	0.00000000	1.51754676	0.13747506	35.46473764	0.00000000	0.00000000	1.51754676	535.31703054
V	61690GBJ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61690GBM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61690GAG6	9.68322034	0.00000000	0.00641717	0.00000000	0.00000000	0.00000000	0.00000000	0.00641717	0.00000000
X-B	61690GAM3	1,000.00000000	0.00000000	0.15833333	0.00000000	0.00000000	0.00000000	0.00000000	0.15833333	0.00000000
X-C	61690GAQ4	684.01690822	0.00000000	0.83749454	0.00000000	0.00000000	0.00000000	0.00000000	0.83749454	684.01690822

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	12/01/23 - 12/30/23	30	0.00	7,377.38	0.00	7,377.38	0.00	0.00	0.00	7,377.38	0.00
X-B	12/01/23 - 12/30/23	30	0.00	12,876.30	0.00	12,876.30	0.00	0.00	0.00	12,876.30	0.00
X-C	12/01/23 - 12/30/23	30	0.00	77,396.89	0.00	77,396.89	0.00	0.00	0.00	77,396.89	0.00
A-S	12/01/23 - 12/30/23	30	0.00	40,669.38	0.00	40,669.38	0.00	0.00	0.00	40,669.38	0.00
B	12/01/23 - 12/30/23	30	0.00	338,121.63	0.00	338,121.63	0.00	0.00	0.00	338,121.63	0.00
C	12/01/23 - 12/30/23	30	0.00	295,161.28	0.00	295,161.28	0.00	0.00	0.00	295,161.28	0.00
D	12/01/23 - 12/30/23	30	0.00	287,180.91	0.00	287,180.91	0.00	0.00	0.00	287,180.91	0.00
E	12/01/23 - 12/30/23	30	0.00	87,749.48	0.00	87,749.48	0.00	0.00	0.00	87,749.48	0.00
F	12/01/23 - 12/30/23	30	0.00	51,429.88	0.00	51,429.88	0.00	0.00	0.00	51,429.88	0.00
G	12/01/23 - 12/30/23	30	0.00	39,999.98	0.00	39,999.98	0.00	0.00	0.00	39,999.98	0.00
H	12/01/23 - 12/30/23	30	2,220,028.77	104,004.55	0.00	104,004.55	8,639.18	0.00	0.00	95,365.37	2,228,667.95
Totals			2,220,028.77	1,341,967.66	0.00	1,341,967.66	8,639.18	0.00	0.00	1,333,328.48	2,228,667.95

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61690GAH4	4.384000%	114,593,000.00	11,132,130.28	11,132,130.28	40,669.38	0.00	0.00	11,172,799.66	0.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61690GAJ0	4.989252%	81,324,000.00	81,324,000.00	81,324,000.00	338,121.63	0.00	0.00	81,662,121.63	0.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61690GAL5	5.179252%	68,387,000.00	68,387,000.00	27,086,665.63	295,161.28	0.00	0.00	27,381,826.91	41,300,334.37
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			264,304,000.03	160,843,130.28	119,542,795.91	673,952.29	0.00	0.00	120,216,748.20	41,300,334.37

Exchangeable Certificate Details
PST	61690GAK7	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	120,876,124.39
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,348,433.75	Master Servicing Fee	5,354.83
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	634.55
Interest Adjustments	0.00	Trustee Fee	91.03
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	133.87
ARD Interest	0.00	Trust Advisor Fee	251.84
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,348,433.75	Total Fees	6,466.12

Principal		Expenses/Reimbursements
Scheduled Principal	110,346,457.32	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	9,196,338.59	Special Servicing Fees (Monthly)	8,639.18
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	119,542,795.91	Total Expenses/Reimbursements	8,639.18

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,333,328.48
Excess Liquidation Proceeds	0.00	Principal Distribution	119,542,795.91
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	120,876,124.39
Total Funds Collected	120,891,229.66	Total Funds Distributed	120,891,229.69

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	310,925,416.05	310,925,416.05	Beginning Certificate Balance	310,925,416.05
(-) Scheduled Principal Collections	110,346,457.32	110,346,457.32	(-) Principal Distributions	119,542,795.91
(-) Unscheduled Principal Collections	9,196,338.59	9,196,338.59	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	191,382,620.14	191,382,620.14	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	310,965,330.44	310,965,330.44	Ending Certificate Balance	191,382,620.14
Ending Actual Collateral Balance	191,508,845.94	191,508,845.94

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.18%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	18,367,242.91	9.60%	1	5.1435	NAP	Defeased	3	18,367,242.91	9.60%	1	5.1435	NAP
10,000,000 or less	6	41,678,334.61	21.78%	25	5.3535	1.935625	1.30 or less	3	82,115,538.26	42.91%	0	5.1864	1.075462
10,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 - 1.40	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	1	24,854,892.42	12.99%	1	5.2460	1.531800	1.41 - 1.50	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 40,000,000	2	66,418,687.09	34.70%	0	4.9617	1.969518	1.51 - 1.60	1	24,854,892.42	12.99%	1	5.2460	1.531800
40,000,001 to 50,000,000	1	40,063,463.11	20.93%	0	5.2751	0.962300	1.61 - 1.70	1	7,850,000.00	4.10%	(1)	4.9600	1.629400
50,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 - 1.80	0	0.00	0.00%	0	0.0000	0.000000
60,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 - 1.90	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 - 2.60	2	14,528,097.98	7.59%	61	5.4421	1.996509
80,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.61 - 2.70	1	33,590,853.59	17.55%	(1)	4.8900	2.637900
110,000,001 to 120,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.71 - 3.20	1	7,461,274.97	3.90%	1	5.5600	2.985500
120,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	3.21 - 3.70	1	2,614,720.01	1.37%	60	5.5000	3.459700
Totals	13	191,382,620.14	100.00%	6	5.1670	1.652158	3.71 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	13	191,382,620.14	100.00%	6	5.1670	1.652158
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	18,367,242.91	9.60%	1	5.1435	NAP
							Defeased	3	18,367,242.91	9.60%	1	5.1435	NAP
Arizona	1	33,590,853.59	17.55%	(1)	4.8900	2.637900
							Lodging	4	51,902,424.77	27.12%	3	5.2979	1.062663
California	3	67,533,075.54	35.29%	3	5.2731	1.268592
							Mixed Use	1	7,444,078.00	3.89%	118	5.3300	2.061800
Florida	2	14,545,294.95	7.60%	1	5.5600	2.470415
							Multi-Family	2	14,545,294.95	7.60%	1	5.5600	2.470415
Illinois	2	9,224,241.65	4.82%	0	5.3400	0.819100
							Office	1	33,590,853.59	17.55%	(1)	4.8900	2.637900
Minnesota	1	7,850,000.00	4.10%	(1)	4.9600	1.629400
							Retail	3	65,532,725.92	34.24%	1	5.1060	1.420160
New York	1	7,444,078.00	3.89%	118	5.3300	2.061800
							Totals	14	191,382,620.14	100.00%	6	5.1670	1.652158
Texas	1	32,827,833.50	17.15%	1	5.0350	1.285600

Totals	14	191,382,620.14	100.00%	6	5.1670	1.652158

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,367,242.91	9.60%	1	5.1435	NAP	Defeased	3	18,367,242.91	9.60%	1	5.1435	NAP
	4.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	2	41,440,853.59	21.65%	(1)	4.9033	2.446863	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	6	117,029,228.69	61.15%	9	5.2152	1.288389	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	2	14,545,294.95	7.60%	1	5.5600	2.470415	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	191,382,620.14	100.00%	6	5.1670	1.652158	49 months or greater	10	173,015,377.23	90.40%	6	5.1695	1.665240
								Totals	13	191,382,620.14	100.00%	6	5.1670	1.652158
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,367,242.91	9.60%	1	5.1435	NAP	Defeased	3	18,367,242.91	9.60%	1	5.1435	NAP
	78 months or less	8	162,956,579.22	85.15%	0	5.1568	1.618332	Interest Only	1	7,850,000.00	4.10%	(1)	4.9600	1.629400
79 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	230 months or less	0	0.00	0.00%	0	0.0000	0.000000
115 months to 174 months		1	7,444,078.00	3.89%	118	5.3300	2.061800	231 months to 300 months	8	162,550,657.22	84.93%	6	5.1743	1.638106
	175 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	12	188,767,900.13	98.63%	5	5.1624	1.627121	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	12	188,767,900.13	98.63%	5	5.1624	1.627121
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,367,242.91	9.60%	1	5.1435	NAP	230 months or less	1	2,614,720.01	1.37%	60	5.5000	3.459700
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	231 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	10	173,015,377.23	90.40%	6	5.1695	1.665240	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	2,614,720.01	1.37%	60	5.5000	3.459700
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	191,382,620.14	100.00%	6	5.1670	1.652158
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
5	301581005	LO	Indianapolis	IN	Actual/360	4.661%	276,602.28	68,915,587.69	0.00	N/A	01/01/24	--	68,915,587.69	0.00	01/01/24
10	300801015	LO	San Francisco	CA	Actual/360	5.275%	182,288.39	66,901.97	0.00	N/A	01/01/24	--	40,130,365.08	40,063,463.11	12/01/23
11	1341390	OF	Tempe	AZ	Actual/360	4.890%	141,741.53	70,306.10	0.00	N/A	12/01/23	--	33,661,159.69	33,590,853.59	01/01/24
12	301581012	RT	Houston	TX	Actual/360	5.035%	142,577.89	56,838.31	0.00	N/A	02/01/24	--	32,884,671.81	32,827,833.50	01/01/24
16	301581016	RT	Garden Grove	CA	Actual/360	5.246%	112,481.71	44,825.74	0.00	N/A	02/01/24	--	24,899,718.16	24,854,892.42	01/01/24
18	301581018	MH	Chester	VA	Actual/360	4.891%	96,327.85	22,871,518.79	0.00	N/A	01/01/24	--	22,871,518.79	0.00	01/01/24
25	301581025	MF	Tampa	FL	Actual/360	5.560%	35,795.10	15,073.67	0.00	N/A	02/01/24	--	7,476,348.64	7,461,274.97	01/01/24
26	301581026	MF	Tampa	FL	Actual/360	5.560%	33,985.23	14,311.52	0.00	N/A	02/01/24	--	7,098,331.50	7,084,019.98	01/01/24
29	1341346	LO	Various	IL	Actual/360	5.340%	42,505.39	19,409.44	0.00	N/A	01/01/24	--	9,243,651.09	9,224,241.65	10/01/23
36	1340673	MU	New York	NY	Actual/360	5.330%	34,239.25	15,905.97	0.00	N/A	11/01/33	--	7,459,983.97	7,444,078.00	01/01/24
37	301581037	RT	Lake Forest	CA	Actual/360	5.030%	29,350.29	14,819.55	0.00	N/A	02/01/24	--	6,776,184.88	6,761,365.33	01/01/24
39	301581039	RT	Roseville	MN	Actual/360	4.960%	33,528.22	0.00	0.00	N/A	12/01/23	--	7,850,000.00	7,850,000.00	01/01/24
40	301581040	LO	Pinehurst	NC	Actual/360	5.280%	29,347.96	6,454,830.23	0.00	N/A	02/01/24	--	6,454,830.23	0.00	01/01/24
41	1341297	IN	Skokie	IL	Actual/360	5.090%	27,703.22	6,320,527.78	0.00	N/A	01/01/24	--	6,320,527.78	0.00	01/01/24
42	301581042	MU	Virginia Beach	VA	Actual/360	5.131%	27,471.53	13,392.69	0.00	N/A	02/01/24	--	6,217,584.68	6,204,191.99	01/01/24
44	301581044	RT	Holland	OH	Actual/360	5.080%	27,097.99	6,194,612.51	0.00	N/A	01/01/24	--	6,194,612.51	0.00	01/01/24
45	301581045	RT	Delray Beach	FL	Actual/360	5.300%	24,735.62	18,171.22	0.00	N/A	02/01/24	--	5,419,856.81	5,401,685.59	01/01/24
47	301581047	RT	Findlay	OH	Actual/360	5.070%	24,602.74	5,635,291.33	0.00	N/A	01/01/24	--	5,635,291.33	0.00	01/01/24
52	1341374	LO	Livermore	CA	Actual/360	5.500%	12,556.32	36,468.69	0.00	N/A	01/01/29	--	2,651,188.70	2,614,720.01	01/01/24
57	301581057	RT	Paterson	NJ	Actual/360	5.670%	13,495.24	2,764,002.71	0.00	N/A	02/01/24	--	2,764,002.71	0.00	01/01/24
Totals							1,348,433.75	119,542,795.91	0.00				310,925,416.05	191,382,620.14
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
5	39,323,958.78	40,903,548.78	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	8,625,067.00	7,883,876.95	07/01/22	06/30/23	--	0.00	0.00	248,499.23	248,499.23	0.00	0.00
11	6,868,976.00	5,446,773.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,116,786.00	2,425,950.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	1,546,215.36	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,855,327.20	1,523,559.40	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,763,212.00	942,477.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,127,971.00	589,810.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	699,932.50	01/01/23	06/30/23	06/12/23	0.00	0.00	61,734.06	185,271.00	0.00	0.00
36	1,194,100.85	937,677.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	641,732.00	646,253.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	1,015,533.84	779,377.05	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	857,114.04	598,534.88	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	813,950.89	632,023.87	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	2,512,768.19	2,334,558.15	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	70,716,497.79	67,890,567.94				0.00	0.00	310,233.29	433,770.23	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
40	301581040	6,441,238.28	Payoff Prior to Maturity	0.00	0.00
57	301581057	2,755,100.31	Payoff Prior to Maturity	0.00	0.00
Totals		9,196,338.59		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	9,196,338.59	5.166971%	5.090573%	6
12/15/23	1	9,243,651.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	8,088,034.90	5.036330%	4.979913%	5
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	2	8,425,381.39	5.060921%	5.017957%	4
10/17/23	0	0.00	0	0.00	2	17,980,736.53	0	0.00	1	8,697,171.02	0	0.00	0	0.00	3	12,922,712.36	5.072198%	5.040484%	4
09/15/23	0	0.00	0	0.00	2	18,001,248.22	0	0.00	1	8,697,171.02	0	0.00	0	0.00	0	0.00	5.077088%	5.045617%	5
08/17/23	0	0.00	1	9,323,121.21	1	8,697,171.02	0	0.00	1	8,697,171.02	0	0.00	0	0.00	1	10,462,702.86	5.077237%	5.045775%	6
07/17/23	1	9,342,078.05	0	0.00	1	8,697,171.02	0	0.00	1	8,697,171.02	0	0.00	0	0.00	1	9,786,443.75	5.079919%	5.048588%	7
06/16/23	0	0.00	0	0.00	1	8,697,171.02	0	0.00	1	8,697,171.02	0	0.00	0	0.00	0	0.00	5.082114%	5.050902%	8
05/17/23	0	0.00	1	9,381,107.88	1	8,697,171.02	0	0.00	1	8,697,171.02	0	0.00	0	0.00	0	0.00	5.082252%	5.051048%	9
04/17/23	1	9,401,187.43	0	0.00	1	8,697,171.02	0	0.00	1	8,697,171.02	0	0.00	0	0.00	0	0.00	5.082392%	5.051196%	10
03/17/23	1	9,419,786.94	0	0.00	1	8,697,171.02	0	0.00	1	8,697,171.02	0	0.00	0	0.00	0	0.00	5.082528%	5.051339%	11
02/17/23	0	0.00	0	0.00	1	8,716,419.17	0	0.00	1	8,716,419.17	0	0.00	0	0.00	0	0.00	5.082669%	5.051482%	12
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10	300801015	12/01/23	0	5	248,499.23	248,499.23	0.00	40,130,365.08	10/06/23	0
29	1341346	10/01/23	2	5	61,734.06	185,271.00	22,918.25	9,283,565.51	08/26/20	98
Totals					310,233.29	433,770.23	22,918.25	49,413,930.59
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		90,728,558	41,440,854	49,287,705		0
0 - 6 Months		90,595,264	90,595,264	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		2,614,720	2,614,720	0		0
> 60 Months		7,444,078	7,444,078	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-24	191,382,620	182,158,378	0	9,224,242	0	0
Dec-23	310,925,416	301,681,765	9,243,651	0	0	0
Nov-23	527,096,908	527,096,908	0	0	0	0
Oct-23	577,386,533	559,405,797	0	0	9,283,566	8,697,171
Sep-23	597,620,040	579,618,792	0	0	9,304,077	8,697,171
Aug-23	598,895,433	580,875,141	0	9,323,121	0	8,697,171
Jul-23	610,649,561	592,610,312	9,342,078	0	0	8,697,171
Jun-23	621,820,603	613,123,432	0	0	0	8,697,171
May-23	623,113,974	605,035,695	0	9,381,108	0	8,697,171
Apr-23	624,487,133	606,388,775	9,401,187	0	0	8,697,171
Mar-23	625,768,737	607,651,779	9,419,787	0	0	8,697,171
Feb-23	627,321,629	618,605,210	0	0	0	8,716,419
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	300801015	40,063,463.11	40,130,365.08	179,800,000.00	10/11/13	6,202,808.07	0.96230	06/30/23	01/01/24	240
29	1341346	9,224,241.65	9,283,565.51	15,500,000.00	11/07/23	608,598.00	0.81910	06/30/23	01/01/24	239
Totals		49,287,704.76	49,413,930.59	195,300,000.00		6,811,406.07

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10	300801015	LO	CA	10/06/23	0

The Property is a 543-room, full-service, 26-story hotel situated at the corner of Kearny St. and Washington St. on the edge of the downtown San Francisco financial district. The Loan transferred to the SS on 10/19/2023 for imminent default as the Borrow er indicated they would not be able to pay off the Loan at its maturity on 1/1/2024. The Loan subsequently defaulted on 1/1/2024 and Lender sent out a notice of default. The Loan is currently hard cash management. Discussions with the Borrower are ongoing. Lender has engaged counsel to begin enforcement remedies. Additionally, there is a $20MM mezzanine loan.

29	1341346	LO	IL	08/26/20	98
A Loan Assumption was successfully consummated. Loan is currently in a rehab period. Awaiting feedback from Borrower as to their plans regarding upcoming Loan maturity.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	453000193	48,459,824.01	4.39000%	48,459,824.01 4.39000%		10	09/17/20	04/23/20	09/11/20
40	301581040	6,971,641.47	5.28000%	6,971,641.47 5.28000%		10	08/04/20	08/01/20	09/11/20
44	301581044	6,709,396.70	5.08000%	6,709,396.70 5.08000%		10	07/29/20	08/01/20	09/11/20
47	301581047	6,114,554.27	5.07000%	6,114,554.27 5.07000%		10	07/27/20	05/01/20	08/11/20
Totals		68,255,416.45		68,255,416.45
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
7	301581007 10/18/21	48,712,523.90	35,200,000.00	37,490,694.89	8,752,288.85	37,490,694.89	28,738,406.04	19,974,117.86	0.00	664,539.87	19,309,577.99	38.16%
14	301581014 04/18/22	29,156,769.11	40,200,000.00	37,990,816.78	1,089,753.15	37,990,816.78	36,901,063.63	0.00	0.00	245,643.69	(245,643.69)	0.74%
33	301581033 11/17/23	8,697,171.02	5,230,000.00	3,399,989.61	3,399,989.61	3,399,989.61	0.00	8,697,171.02	0.00	0.00	8,697,171.02	87.85%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		86,566,464.03	80,630,000.00	78,881,501.28	13,242,031.61	78,881,501.28	65,639,469.67	28,671,288.88	0.00	910,183.56	27,761,105.32

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	11/17/23	739,530.55	0.00	0.00	0.00	0.00	739,530.55	0.00	0.00	2,919,701.12
		08/17/23	2,180,170.57	0.00	0.00	0.00	0.00	2,180,170.57	0.00	0.00
		03/17/23	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00
7	301581007	11/17/23	0.00	0.00	19,309,577.99	0.00	0.00	(50.00)	0.00	0.00	19,309,577.99
		10/17/23	0.00	0.00	19,309,627.99	0.00	0.00	(313.58)	0.00	0.00
		06/16/23	0.00	0.00	19,309,941.57	0.00	0.00	(51.09)	0.00	0.00
		03/17/23	0.00	0.00	19,309,992.66	0.00	0.00	(664,125.20)	0.00	0.00
		10/18/21	0.00	0.00	19,974,117.86	0.00	0.00	19,974,117.86	0.00	0.00
14	301581014	11/17/23	0.00	0.00	(245,643.69)	0.00	0.00	(230.79)	0.00	0.00	(245,874.48)
		08/17/23	0.00	0.00	(245,643.69)	0.00	0.00	34,029.00	0.00	0.00
		04/25/22	0.00	0.00	0.00	0.00	0.00	(279,672.69)	0.00	0.00
33	301581033	11/17/23	0.00	0.00	8,697,171.02	0.00	0.00	8,697,171.02	0.00	(739,530.55)	7,957,640.47
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			2,919,701.12	0.01	27,761,105.32	0.00	0.00	30,680,575.65	0.00	(739,530.55)	29,941,045.10

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	8,639.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,639.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		8,639.18

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Supplemental Notes
None

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